Segment Reporting	12 Months Ended
Dec. 31, 2022
Disclosure Of Operating Segments [Line Items]
Segment reporting
5.
Segment reporting

The Group operates in a single operating segment, which is “payment processing”. Operating segments are defined as components of an enterprise for which separate financial information is regularly evaluated by the chief operating decision maker, who in the Group’s case is the Executive Team, in deciding how to allocate resources and assess performance. The Executive Team is composed of the Chief Executive Officer (“CEO”), the President and Chief Operating Officer (“COO”), and the Chief Financial Officer (“CFO”).

The Executive Team evaluates the Group’s financial information and resources and assess the financial performance of these resources on a consolidated basis on the basis of Revenues, Adjusted EBITDA and Adjusted EBITDA margin as further described below.

Adjusted EBITDA and Adjusted EBITDA Margin

The Executive Team assesses the financial performance of the Group’s sole segment by Revenues, Adjusted EBITDA and Adjusted EBITDA Margin. The Adjusted EBITDA is defined as the consolidated profit from operations before financing and taxation for the year or period, as applicable, before depreciation of property, plant and equipment, amortization of right-of-use assets and intangible assets, and further excluding inflation adjustment, other operating gain/loss, impairment gain/loss on financial assets, secondary offering expenses, transaction costs, other non-recurring costs and share-based payment non-cash charges. The Group defines Adjusted EBITDA Margin as the Adjusted EBITDA divided by consolidated revenues.

The Group reconciles the segment’s performance measure to profit for the year as presented in the Consolidated Statement of Comprehensive Income as follows:

	Note	December 31, 2022	December 31, 2021	December 31, 2020
Profit for the year (i)		108,697	77,853	28,187
Income tax expense	12	11,586	7,647	3,231
Inflation adjustment	11	1,037	334	(38)
Finance income	11	(18,078)	(2,540)	(502)
Finance costs	11	24,668	544	67
Other operating (gain) / loss	24	697	(2,896)	2,896
Impairment loss / (gain) on financial assets (ii)	16, 17	5,534	33	(808)
Depreciation and amortization	10	8,147	4,747	992
Secondary offering expenses (iii)	8	89	5,158	453
Transaction costs (iv)	8	—	687	158
Other non-recurring costs (v)	8	2,014	—	—
Share-based payment non-cash charges, net of forfeitures	13	8,684	7,590	7,295
Adjusted EBITDA		153,075	99,157	41,931

Revenues	6	418,925	244,120	104,143
Adjusted EBITDA		153,075	99,157	41,931
Adjusted EBITDA Margin		36.5%	40.6%	40.3%
Profit Margin		25.9%	31.9%	27.1%

(i)
Includes a net gain of USD 14,559 related to the effective portion of the change in the spot rate of the hedged currency, which offsets a foreign exchange loss of USD 14,832 (together for a net foreign exchange loss of USD 273 included in Cost of Services). For further information refer to Notes 6(c)i, Note 11 (iii) and Note 24 Derivative financial instruments.
(ii)
USD 5.6 million corresponds to deposits in FTX Trading Ltd. (see note 17.iii).
(iii)
Corresponds to expenses incurred by dLocal in relation to a secondary offering of its shares occurred in 2021.
(iv)
Corresponds to costs related to the acquisition of PrimeiroPay explained in Note 20: Intangible Assets and costs related to the potential acquisition of business (whether the acquisition is completed or not).
(v)
In 2022, it includes non-recurring costs related to an internal review of the allegations made by a short-seller report, including fees from independent counsel, independent global expert services and forensic accounting advisory firm.

The Group’s revenue, results and assets for this one reportable segment can be determined by reference to the Consolidated Statement of Comprehensive Income and Consolidated Statement of Financial Position.

As required by IFRS 8 Operating Segments, below are presented applicable entity-wide disclosures related to dLocal’s revenues.

Revenue breakdown by region

The Group’s revenues arise from operations in 40 countries, where the merchant customers’ are based.

The table below shows the revenue breakdown based on the region where the payments from/to the merchant customers are processed in countries for which Revenue represented at least 10% of Total Revenues during the preceding four quarters:

	2022	YoY%	2021	YoY%	2020
LatAm	345,360	54.5%	223,602	140.1%	93,124
Brazil	84,025	40.8%	59,698	268.8%	16,185
Argentina	77,577	54.6%	50,165	51.2%	33,179
Mexico	68,000	103.7%	33,376	150.3%	13,337
Chile	52,464	43.7%	36,497	163.8%	13,834
Other countries	63,294	44.3%	43,866	164.4%	16,589
Asia and Africa	73,565	258.5%	20,518	86.2%	11,019
Revenues [1]	418,925	71.6%	244,120	134.4%	104,143

1.
During the years ended December 31, 2022, 2021 and 2020, the Group had no revenues from customers attributed to the entity’s country of domicile.

Revenue with large customers

During fiscal year 2022 the Group operated with more than 600 merchants (more than 420 merchants in the year ended December 31, 2021).

For the year ended December 31, 2022, the Group’s revenue from its top 10 merchants represented 50% of revenue (56% and 64% of revenue in the years ended December 31, 2021 and 2020, respectively). In 2022 there is no customer (one in 2021 and two in 2020) that on an individual level accounted for more than 10% of the total revenue.

Non current assets by country

The Company does not have any non-current assets located in the entity´s country of domicile.

Material non-current assets are the Intangible Assets described in note 20 to these Consolidated Financial Statements and are located in Malta.